Accruals and Other Payables - Schedule of Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Contract Liabilities [Abstract]
Beginning balance	$ 115,836	$ 908,389	$ 7,530,159
Addition	420,014	3,293,752
Recognized as revenue	(115,836)	(908,389)	(6,641,275)
Exchange alignment			19,505
Ending balance	$ 420,014	$ 3,293,752	$ 908,389